SHARE OPTIONS (Schedule of Assumption Determining Fair Value of Share Options) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Years $ / shares shares	Dec. 31, 2021 USD ($) Years $ / shares shares	Dec. 31, 2020 USD ($) Years $ / shares shares
Key management personnel [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	76.79%	0.00%	66.98%
Weighted average expected life | Years	6.82	0	4.34
Weighted average risk free interest rate	3.59%	0.00%	0.44%
Key management personnel [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0.19	$ 0	$ 0.2
Total 'A' share options granted / (ADS's equivalent) | shares	29,400,000	0	8,480,000
Weighted average share price per 'A' share / (per ADS)	$ 0.27	$ 0	$ 0.38
Weighted average exercise price per 'A' share / (per ADS)	$ 0.27	$ 0	$ 0.38
Key management personnel [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0.77	$ 0	$ 0.8
Total 'A' share options granted / (ADS's equivalent) | shares	7,350,000	0	(2,120,000)
Weighted average share price per 'A' share / (per ADS)	$ 1.09	$ 0	$ 1.52
Weighted average exercise price per 'A' share / (per ADS)	$ 1.09	$ 0	$ 1.52
Other employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	0.00%	0.00%	65.89%
Weighted average expected life | Years	0	0	4.35
Weighted average risk free interest rate	0.00%	0.00%	0.42%
Other employees [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0	$ 0	$ 0.27
Total 'A' share options granted / (ADS's equivalent) | shares	0	0	620,000
Weighted average share price per 'A' share / (per ADS)	$ 0	$ 0	$ 0.48
Weighted average exercise price per 'A' share / (per ADS)	$ 0	$ 0	$ 0.48
Other employees [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0	$ 0	$ 1.08
Total 'A' share options granted / (ADS's equivalent) | shares	0	0	(155,000)
Weighted average share price per 'A' share / (per ADS)	$ 0	$ 0	$ 1.96
Weighted average exercise price per 'A' share / (per ADS)	$ 0	$ 0	$ 1.96